Common Stock (Details) - Common Stock - USD ($)			12 Months Ended
	Apr. 12, 2019	Apr. 12, 2018	Dec. 31, 2018
Common Stock (Textual)
Issuance of common stock for services	833		833
Non-cash expense		$ 3,750